Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) (Parenthetical) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Allowance for available-for-sale debt securities		¥ 468		¥ 468		¥ 144
Provision for credit losses on loans to affiliates	[1]	18	¥ (16)	90	¥ (78)
Allowance for credit loss on loans to affiliates		822		822		649
Other liabilities
Allowance for credit losses on off balance sheet exposures		¥ 18,783		¥ 18,783		¥ 17,843

[1]	The provision for credit losses on loans to affiliates were a reversal of ¥78 million and a provision of ¥90 million during the six months ended September 30, 2022 and 2023, a reversal of ¥16 million and a provision of ¥18 million during the three months ended September 30, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥649 million and ¥822 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.